Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities
The following potential common shares have been excluded from the calculation of diluted net (loss) income per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	124,567	250,993	151,753	250,993
Unvested restricted stock	—	75,844	22,295	75,844

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—